UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Archer Capital Partners, LLC
Address:  25 Corte Madera Avenue, Suite 100
          Mill Valley, CA  94941

Form 13F File Number:    28-10652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elias Moosa
Title:    Manager
Phone:    415-380-3959
Signature, Place and Date of Signing:
     Elias Moosa    Mill Valley CA      February 12, 2007

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      -0-

Form 13F Information Table Value Total:      -0-(X 1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER     TITLE  CUSIP     VALUE    SHARES              INV.  OTH  VOTING AUTH
                   OF               X1000                        DISC  ER
                   CLASS                                         .     MGR
                                                                            SOLE    SHR   NONE



